Exhibit 99.1

Harley-Davidson Motorcycle Trust 2014-1

$126,000,000.00 0.20000% Motorcycle Contract Backed Notes, Class A-1

$170,000,000.00 0.49% Motorcycle Contract Backed Notes, Class A-2a

$253,000,000.00 LIBOR + 0.17% Motorcycle Contract Backed Notes, Class A-2b

$216,000,000.00 1.10% Motorcycle Contract Backed Notes, Class A-3

$85,000,000.00 1.55% Motorcycle Contract Backed Notes, Class A-4

Monthly Report

For the December 15, 2014 Distribution Date

Capitalized terms are defined in the Sale and Servicing Agreement dated as of April 01, 2014, as filed with the Securities and Exchange Commission as Exhibit 10.2 to the Current Report on Form 8-K filed on April 11, 2014

Beginning of Due Period	11/01/2014
End of Due Period	11/30/2014
Determination Date	12/04/2014
Record Date	12/12/2014
Distribution Date	12/15/2014
LIBOR Determination Date	11/13/2014
LIBOR as of the LIBOR Determination Date	0.15470%
Number of days in Interest Period (ACT/360 basis)	28
Number of days in Interest Period (30/360 basis)	30

	Number of	Cut-Off		Initial
Purchases	Contracts	Date	Closing Date	Pool Balance

Initial Contracts	62,723	03/31/2014	04/16/2014	$924,918,390.47
Subsequent Contracts	N/A	N/A	N/A	N/A
Total	62,723			$924,918,390.47

I. POOL BALANCE CALCULATION

Aggregate Principal Balance at beginning of Due Period		$722,662,916.73

Monthly principal amounts
Principal collections on Contracts outstanding at end of Due Period	11,032,446.82
Principal collections on Contracts paid off in full during Due Period	10,665,649.98
Balance of Contracts liquidated during Due Period	1,273,378.87
Balance of Contracts purchased by Seller or Servicer during Due Period	7,062.47
Other adjustments	2,598.80

Decline in Aggregate Principal Balance		22,981,136.94
Aggregate Principal Balance at end of Due Period		$699,681,779.79
Pool factor		0.7564795

II. NOTE PRINCIPAL BALANCE CALCULATION

	Class A-1	Class A-2a	Class A-2b	Class A-3	Class A-4	Total

Original Note balance	$126,000,000.00	$170,000,000.00	$253,000,000.00	$216,000,000.00	$85,000,000.00	$850,000,000.00

Note balance as of prior Distribution Date	—	139,353,592.46	207,390,934.64	216,000,000.00	85,000,000.00	647,744,527.10

Principal Distributable Amount *	—	9,235,917.92	13,745,219.02	—	—	22,981,136.94

Note balance at end of Due Period	—	130,117,674.54	193,645,715.62	216,000,000.00	85,000,000.00	624,763,390.16

Note Pool Factor at beginning of Due Period	0.0000000	0.8197270	0.8197270	1.0000000	1.0000000

Note Pool Factor at end of Due Period	0.0000000	0.7653981	0.7653981	1.0000000	1.0000000

* Equals the aggregate Note balance as of prior Distribution Date minus (the Aggregate Principal Balance at end of Due Period less the Overcollateralization Target Amount)

III. NOTE INTEREST DISTRIBUTABLE CALCULATION

		Note Interest
	Note Balance at	Carryover Shortfall at			Interest		Note Interest	Note Interest
	Beginning of Due	Beginning of Due	Interest		Accrual	Note Monthly Interest	Carryover Shortfall at	Distributable
Class	Period	Period	Rate	Days	Basis	Distributable Amount	End of Due Period	Amount

A-1	—	—	0.20000%	28	ACT/360	—	—	—
A-2a	139,353,592.46	—	0.49%	30	30/360	56,902.72	—	56,902.72
A-2b	207,390,934.64	—	0.32470%	28	ACT/360	52,375.43	—	52,375.43
A-3	216,000,000.00	—	1.10%	30	30/360	198,000.00	—	198,000.00
A-4	85,000,000.00	—	1.55%	30	30/360	109,791.67	—	109,791.67
Totals	$647,744,527.10	—				$417,069.82	—	$417,069.82

  IV. CALCULATION OF AVAILABLE MONIES AND DISTRIBUTIONS

Available Monies:

Principal collections on Contracts during Due Period	$21,165,919.37
Interest collections on Contracts during Due Period	6,270,628.00
Net Liquidation Proceeds	757,174.74
Aggregate of Purchase Price for Contracts required to be purchased by Seller or Servicer	7,088.17
Advances made by Servicer	566,525.47
Amounts paid by Seller in connection with the optional repurchase of the Contracts	—
Investment Earnings - Collection Account	869.48

Total Available Monies		$28,768,205.23

Distribution of Available Monies in order of priority:

Reimbursement Amount for Advances previously made	529,127.05
Monthly Servicing Fee to the Servicer, including any unpaid Servicing Fees	602,219.10
Monthly Indenture Trustee Fee, including any unpaid Indenture Trustee Fees	1,354.99
Note Interest Distributable Amount	417,069.82
Principal Distributable Amount	22,981,136.94

Total distribution of fees, interest and principal	24,530,907.90

Excess Amounts (Shortfall)		4,237,297.33

Amount withdrawn from Reserve Fund to cover Shortfall	—

Excess Amounts to the Reserve Fund up to the Specified Reserve Fund Balance	—
Excess Amounts to Certificateholder	4,237,297.33

Total distribution of Available Monies		$28,768,205.23

  V. ACCOUNT BALANCE INFORMATION

Calculation of Specified Reserve Fund Balance:
The greater of:
a) 1.50% of the Pool Balance of the Contracts at the end of the Due Period	$10,495,226.70
b) 0.50% of the Pool Balance as of the Cutoff Date	4,624,591.95
c) If a Reserve Fund Trigger event has occurred, 6.00% of the Pool Balance of the Contracts at the end of the Due Period	41,980,906.79
Specified Reserve Fund Balance	$10,495,226.70

Reserve Fund balance as of prior Distribution Date	$10,839,943.75

Additions to Reserve Fund:
Additional deposit - Excess Amounts to Reserve Fund	—
Investment earnings - Reserve Fund	237.87

Total additions	237.87

Withdrawals from Reserve Fund:
Amount withdrawn to cover Shortfall	—
Excess Reserve Fund balance to Servicer	344,954.92

Total withdrawals	344,954.92

Reserve Fund balance at current Distribution Date	$10,495,226.70

Calculation of Overcollateralization Target Amount:
The greatest of:
a) The lesser of:
x) 12.10%of the Pool Balance at the end of the Due Period	84,661,495.35
y) 8.10% of the Pool Balance as of the Cutoff date	74,918,389.63
b) 3.50% of the Pool Balance as of the Cutoff Date	32,372,143.67
c) If a Cumulative Loss Trigger event has occurred and is continuing, the Overcollateralization Target Amount from the immediately preceding Distribution Date (a Reserve Fund Trigger event)	74,918,389.63

Overcollateralization Target Amount for current Distribution Date	$74,918,389.63

Amount	Percentage
Overcollateralization Amount at Cutoff Date	74,918,390.47	8.10%
Overcollateralization Target Amount for current Distribution Date	74,918,389.63	10.71%
Overcollateralization Amount at current Distribution Date	74,918,389.63	10.71%

VI. CONTRACT PERFORMANCE INFORMATION

Number of months since Closing Date	8
Trigger status? Yes or No	No

Monthly losses

			% of Principal
			Balance at beginning
	Number of Contracts	Amount	of Due Period

Principal Balance of Liquidated Contracts for the Due Period	124	$1,805,556.30	0.250%

Less:
Net Liquidation Proceeds for the Due Period	96	757,174.74	0.105%

Net Liquidation Losses for the Due Period		1,048,381.56	0.145%

Net Liquidation Loss ratio			1.741%

Average loss ratio

Net Liquidation Loss ratio - current Distribution Date	1.741%
Net Liquidation Loss ratio - prior Distribution Date	1.558%
Net Liquidation Loss ratio - second prior Distribution Date	1.560%
Three-month average loss ratio	1.620%

Cumulative losses

			% of Initial Principal
	Number of Contracts	Amount	Balance

Cumulative Liquidated Contracts	469	$6,916,147.39	0.748%
Cumulative Net Liquidation Proceeds	327	2,867,982.20	0.310%
Cumulative Net Liquidation Losses		4,048,165.19	0.438%

Average net loss (amount of cumulative Net Liquidation Losses / number of cumulative Liquidated Contracts)		$8,631.48

Cumulative Loss Ratio

Cumulative Loss Ratio		0.438%
Exceeds Reserve Fund Trigger event threshold? Yes or No		No

Months	Trigger Threshold
1 - 12	2.000%
13 - 24	3.000%
25 - 36	4.000%
37 - 48	5.000%

49 or greater	5.500%

Delinquencies

			Delinquent Interest	% of Principal Balance at
Days Delinquent	Number of Contracts	Principal Balance	Amount	Beginning of Due Period
30 - 59	761	$10,012,595.18	$230,213.88	1.386%
60 - 89	243	3,398,852.58	129,403.98	0.470%
90 - 119	142	2,023,147.92	107,612.14	0.280%
120+	102	1,388,381.11	99,295.47	0.192%
Totals	1,248	$16,822,976.79	$566,525.47	2.328%

60+ delinquency amount	487	$6,810,381.61		0.942%

60+ Day average delinquency ratio

60+ day delinquency ratio - current Distribution Date	0.942%
60+ day delinquency ratio - prior Distribution Date	0.833%
60+ day delinquency ratio - second prior Distribution Date	0.745%
Three-month average 60+ day delinquency ratio	0.840%

VII. ADDITIONAL CONTRACT INFORMATION

Contract Data	Beginning of Due Period	End of Due Period
Number of Contracts	53,639	52,662
Principal Balance of Contracts	$722,662,916.73	$699,681,779.79
Weighted average original term	73.18	73.23
Weighted average remaining term	58.39	57.49
Weighted average age	14.79	15.74
One month prepayments (ABS)	1.71%	1.47%
Weighted average Contract Rate	10.90%	10.91%

	Principal Balance	% of Principal Balance at
Contract Rate	of Contracts	End of Due Period
0.000% - 5.000%	115,984,581.21	16.58%
5.001% - 10.000%	281,793,014.06	40.27%
10.001% - 15.000%	152,395,718.94	21.78%
15.001% - 20.000%	61,192,866.40	8.75%
> 20.000%	88,315,599.18	12.62%

Advances made by Servicer in current Due Period	$566,525.47
Reimbursement Amount due to Servicer	529,127.05
Number of Contracts purchased by Seller or Servicer	1
Principal Balance of Contracts purchased by Seller or Servicer	7,062.47
Purchase Price of Contracts purchased by Seller or Servicer	7,088.17

VIII. OTHER INFORMATION FOR NOTEHOLDERS

1. Information regarding material changes to the definition or determination of delinquencies, charge-offs and uncollectible accounts:

None

2. Information regarding any material modifications, extensions or waivers to contract terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time:

None

3. Information regarding material breaches of contract representations or warranties or transaction covenants:

None

4. Information regarding any new issuance of asset-backed securities backed by the same contracts:

None

5. Information regarding any contract changes (other than in connection with a contract converting into cash in accordance with its terms), such as additions or removals in connection with a prefunding period, including any material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable, used to originate, acquire or select the new pool of contracts:

Not applicable

6. During the pre-funding period, if applicable, information regarding originators, pool contracts or significant obligors pursuant to Item 1121(b) of Regulation AB:

Not applicable

7. Information regarding material changes to derivatives used within the transaction structure, including the counterparty, the operation and material terms of the derivatives instruments:

Not applicable

HARLEY-DAVIDSON CREDIT CORP.

CERTIFICATE OF SERVICING OFFICER

The undersigned certifies that he is the Vice President, Treasurer and Assistant Secretary of Harley-Davidson Credit Corp., a Nevada corporation, (the “Servicer”), and  that as such he is duly authorized to execute and deliver this certificate on behalf of the Servicer pursuant to Section 9.02 of the Sale and Servicing Agreement (the “Agreement”) dated as of April 1, 2014 by and among Harley-Davidson Customer Funding Corp., as Trust Depositor, the Servicer and The Bank Of New York Mellon Trust Company, N.A., as Trustee of Harley-Davidson Motorcycle Trust 2014-1 (all capitalized terms used herein without definition having the respective meanings specified in the Agreement), and further certifies that:

1.  The Monthly Report for the period from November 1, 2014 to November 30, 2014 attached to this certificate is complete and accurate in accordance with the requirements of Sections 9.01 and 9.02 of the Agreement; and

2.  As of the date hereof, no Event of Termination event that with notice or lapse of time or both would become an Event of Termination has occurred.

IN WITNESS WHEREOF, I have affixed hereunto my signature this 10th day of December, 2014.

HARLEY-DAVIDSON CREDIT CORP.

By:	/s/James Darrell Thomas
James Darrell Thomas
Vice President, Treasurer and Assistant Secretary